Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Details of reserves, net of taxes
(1)	Details of reserves, net of taxes, as of December 31, 2020 and 2019 are as follows:

(In millions of won)	December 31, 2020		December 31, 2019
Valuation gain (loss) on FVOCI	￦	438,979	(47,086)
Other comprehensive loss of investments in associates and joint ventures		(392,333)	(278,142)
Valuation gain (loss) on derivatives		17,615	(920)
Foreign currency translation differences for foreign operations		(24,122)	(3,428)

	￦	40,139	(329,576)

Changes in reserves
(2)	Changes in reserves for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)
	Valuation gain (loss) on financial assets at FVOCI		Other comprehensive income(loss) of investments in associates and joint ventures	Valuation gain (loss) on derivatives	Foreign currency translation differences for foreign operations	Total
Balance at January 1, 2019	￦	(124)	(334,637)	(41,601)	2,920	(373,442)
Changes, net of taxes		(46,962)	56,495	40,681	(6,348)	43,866
Balance at December 31, 2019	￦	(47,086)	(278,142)	(920)	(3,428)	(329,576)
Changes, net of taxes		486,065	(114,191)	18,535	(20,694)	369,715

Balance at December 31, 2020	￦	438,979	(392,333)	17,615	(24,122)	40,139

Valuation gain (loss) on available-for-sale financial assets [Member]
Statement [LineItems]
Changes in reserves
(3)	Changes in valuation gain (loss) on financial assets at FVOCI for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)
	2020		2019
Balance at January 1	￦	(47,086)	(124)
Amount recognized as other comprehensive income (loss) during the year, net of taxes		486,440	(18,472)
Amount reclassified to retained earnings, net of taxes		(375)	(28,490)

Balance at December 31	￦	438,979	(47,086)

Valuation gain (loss) on derivatives [Member]
Statement [LineItems]
Changes in reserves
(4)	Changes in valuation gain (loss) on derivatives for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)
	2020		2019
Balance at January 1	￦	(920)	(41,601)
Amount recognized as other comprehensive income during the year, net of taxes		15,414	34,209
Amount reclassified to profit, net of taxes		3,121	6,472

Balance at December 31	￦	17,615	(920)